Whiteman Osterman & Hanna, LLP
                             One Commerce Plaza
                           Albany, New York 12260



                                                            September 13, 2005


VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: 	Jennifer R. Hardy, Legal Branch Chief
            Edward M. Kelly, Senior Counsel


Re:	Lincoln Logs Ltd. (the "Company")
	Rule 13E-3 Transaction Statement on Schedule 13E-3 (the "Transaction
        Statement")
      Form 15 Certification and Notice of Termination of Registration
        ("Form 15")
	File Nos. 0-12172 and 5-37488

Dear Ms. Hardy and Mr. Kelly:

  A final amendment to the Company's Transaction Statement reporting, among other things, the results of the consideration by the Company's shareholders of the Company's proposal to amend its certificate of incorporation to effect a 1-for-500 reverse stock split (the "Reverse Split") of shares of the Company's common stock, par value $0.01 per share, is being filed concurrently herewith. Three clean and three marked courtesy copies of this filing are also enclosed for your information.

  Pursuant to Rules 12g-4 and 12h-3 under the Securities Exchange Act of 1934, the Company is also transmitting herewith Form 15 to terminate the registration of the Company's shares. As a result of the Reverse Split, the Company has fewer than 300 shareholders of record and thus, it is eligible to terminate the registration of its shares of common stock. A clean copy of this filing is enclosed for your information.


If you have any questions, please feel free to contact me at 518.487.7673.

                                              Very truly yours,

                                          /s/ Patricia A. Franchini
                                          -------------------------
                                              Patricia A. Franchini

Enclosures

cc:	John D. Shepherd
	Benjamin A. Shepherd
	Leslie M. Apple, Esq.